Goodwill and Other Intangibles - Schedule of Cost and Accumulated Amortization of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Intangible Assets [Line Items]
Amortizable intangibles, Cost	$ 421,020	$ 389,318
Accumulated Amortization	(208,577)	(177,302)
Net book value	212,443	212,016
Intangible assets net (excluding goodwill)	242,537	242,110
Trade Names and Trademarks [Member]
Intangible Assets [Line Items]
Indefinite-lived intangibles	27,175	27,175
Water and Sewer Usage Permits [Member]
Intangible Assets [Line Items]
Indefinite-lived intangibles	2,919	2,919
Formulas [Member]
Intangible Assets [Line Items]
Amortizable intangibles, Cost	10,307	10,307
Accumulated Amortization	(7,760)	(6,784)
Net book value	2,547	3,523
Trade Names and Trademarks [Member]
Intangible Assets [Line Items]
Amortizable intangibles, Cost	119,002	106,092
Accumulated Amortization	(44,682)	(36,263)
Net book value	74,320	69,829
Non-compete Agreements [Member]
Intangible Assets [Line Items]
Amortizable intangibles, Cost	3,419	2,309
Accumulated Amortization	(1,759)	(1,220)
Net book value	1,660	1,089
Customer Relationships [Member]
Intangible Assets [Line Items]
Amortizable intangibles, Cost	288,292	270,610
Accumulated Amortization	(154,376)	(133,035)
Net book value	$ 133,916	$ 137,575